UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         08/14/06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        80
                                               -------------

Form 13F Information Table Value Total:        $2,154,344
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                            Value      Shares/   Sh/ Put/ Invstmt  Other        Voting Authority
      Name of Issuer          Title of Class  CUSIP/SEDOL  (X$1000)    Prn Amt   Prn Call Dscretn Managers    Sole    Shared  None
      --------------          --------------  ----------- ----------  ---------- --- ---- ------- --------    -----   ------  ----

3M ORDINARY (NYS)             COM              88579Y101       2,682      33,200           Sole                33,200
ALTRIA GROUP INC              CALL             02209S903       3,620       8,000     CALL  Sole                 8,000
ALTRIA GROUP INC              COM              02209S103      54,318     739,731           Sole               739,731
ALTRIA GROUP INC              PUT              02209S953         325      10,000     PUT   Sole                10,000
AMERICAN FINL RLTY TR         NOTE 4.375% 7/1  02607PAB3      28,820  32,000,000           Sole            32,000,000
APEX SILVER MINES LTD         NOTE 2.875% 3/1  03760XAB7      19,359  25,000,000           Sole            25,000,000
ASSURANT INC                  COM              04621X108      76,303   1,576,500           Sole             1,576,500
BEARINGPOINT INC              COM              074002106      12,976   1,550,300           Sole             1,550,300
BOSTON PPTYS LTD PARTNERSHIP  NOTE 3.750% 5/1  10112RAG9      20,908  21,000,000           Sole            21,000,000
CHENIERE ENERGY INC           CALL             16411R908       3,588      15,000     CALL  Sole                15,000
CHENIERE ENERGY INC           COM NEW          16411R208       3,546      90,933           Sole                90,933
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411RAE9       4,419   3,500,000           Sole             3,500,000
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1  17285TAB2      16,791  20,019,000           Sole            20,019,000
CKE RESTAURANTS INC           COM              12561E105      21,723   1,300,000           Sole             1,300,000
COMPUCREDIT CORP              COM              20478N100       3,871     100,698           Sole               100,698
CVS CORP                      COM              126650100      80,127   2,610,000           Sole             2,610,000
DISCOVERY HOLDING CO          COM              25468Y107      24,140   1,650,000           Sole             1,650,000
DST SYS INC DEL               COM              233326107     127,925   2,150,000           Sole             2,150,000
E TRADE FINANCIAL CORP        COM              269246104      65,265   2,860,000           Sole             2,860,000
ECHOSTAR COMMUNICATIONS NEW   NOTE 5.750% 5/1  278762AG4      20,218  20,500,000           Sole            20,500,000
ENCANA CORP                   COM              292505104      59,765   1,135,000           Sole             1,135,000
ENCYSIVE PHARMACEUTICALS INC  FRNT 2.500% 3/1  29256XAB3       5,911   7,000,000           Sole             7,000,000
ENTRAVISION COMMUNICATIONS C  CL A             29382R107      21,425   2,500,000           Sole             2,500,000
EXELON CORP                   COM              30161N101     100,305   1,765,000           Sole             1,765,000
FEDERATED DEPT STORES INC DE  COM              31410H101      89,670   2,450,000           Sole             2,450,000
FIRST DATA CORP               COM              319963104      76,568   1,700,000           Sole             1,700,000
FORD MTR CO CAP TR II         PFD TR CV6.5%    345395206      12,265     440,000           Sole               440,000
FOREST LABS INC               CALL             45838906        2,211       7,250     CALL  Sole                 7,250
GATEWAY INC                   NOTE 1.500%12/3  367626AB4      11,401  14,500,000           Sole            14,500,000
GENERAL MTRS CORP             DEB SR CV C 33   370442717      11,138     550,000           Sole               550,000
GOODYEAR TIRE & RUBR CO       NOTE 4.000% 6/1  382550AR2       8,241   7,500,000           Sole             7,500,000
GREAT ATLANTIC & PAC TEA INC  COM              390064103       3,246     142,851           Sole               142,851
HEICO CORP NEW                CL A             422806208      12,602     531,300           Sole               531,300
HOLLINGER INTL INC            CL A             435569108      22,083   2,750,000           Sole             2,750,000
HUDSON CITY BANCORP           COM              443683107      53,653   4,025,000           Sole             4,025,000
INCYTE CORP                   NOTE 3.500% 2/1  45337CAE2       5,434   7,000,000           Sole             7,000,000
INTL PAPER CO                 COM              460146103      15,020     465,000           Sole               465,000
JETBLUE AWYS CORP             NOTE 3.500% 7/1  477143AB7      13,979  15,500,000           Sole            15,500,000
KANSAS CITY SOUTHERN          COM NEW          485170302      80,574   2,908,798           Sole             2,908,798
KINETIC CONCEPTS INC          CALL             49460W908       6,300      10,000     CALL  Sole                10,000
KULICKE & SOFFA INDS INC      NOTE 0.500%11/3  501242AL5       4,634   5,500,000           Sole             5,500,000
KULICKE & SOFFA INDS INC      NOTE 1.000% 6/3  501242AP6       5,093   6,000,000           Sole             6,000,000
LEVEL 3 COMMUNICATIONS INC    COM              52729N100          89      20,000           Sole                20,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5       5,069   5,000,000           Sole             5,000,000
LIBERTY MEDIA HLDG CORP       CAP COM SER A    53071M302      68,382     816,303           Sole               816,303
LIGAND PHARMACEUTICALS INC    CL B             53220K207      16,689   1,975,000           Sole             1,975,000
LIONS GATE ENTMNT CORP        NOTE 3.625% 3/1  535919AG9       4,297   5,000,000           Sole             5,000,000
LOEWS CORP                    CAROLNA GP STK   540424207      46,233     900,000           Sole               900,000
LVLT FLOAT 2010-03-15 '06     Corporate Bond   52729NAR1       5,110   5,000,000           Sole             5,000,000
MAXTOR CORP                   NOTE 6.800% 4/3  577729AC0       6,029   5,500,000           Sole             5,500,000
MCDERMOTT INTL INC            COM              580037109      30,692     675,000           Sole               675,000
MEDTRONIC INC                 DBCV 1.250% 9/1  585055AD8       9,919  10,000,000           Sole            10,000,000
MESA AIR GROUP INC            NOTE 2.115% 2/1  590479AD3       6,533  12,000,000           Sole            12,000,000
MIRANT CORP NEW               COM              60467R100      42,880   1,600,000           Sole             1,600,000
NCR CORP NEW                  COM              62886E108      65,952   1,800,000           Sole             1,800,000
NRG ENERGY INC                COM NEW          629377508      24,090     500,000           Sole               500,000
NRG ENERGY INC                PFD CONV MAND    629377870       2,468      10,000           Sole                10,000
NUVEEN INVTS INC              CL A             67090F106      60,102   1,396,100           Sole             1,396,100
OMNICARE INC                  COM              681904108      54,296   1,145,000           Sole             1,145,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2      16,403  18,000,000           Sole            18,000,000
OMNICARE INC                  PUT              681904958       1,688       7,500     PUT   Sole                 7,500
PEOPLES BK BRIDGEPORT CONN    COM              710198102      44,003   1,339,500           Sole             1,339,500
RITE AID CORP                 COM              767754104      11,660   2,750,000           Sole             2,750,000
SCHWAB CHARLES CORP NEW       COM              808513105      64,272   4,022,000           Sole             4,022,000
SEAGATE TECHNOLOGY            SHS              G7945J104      47,889   2,115,246           Sole             2,115,246
SEPRACOR INC                  NOTE 10/1        817315AW4       4,125   4,000,000           Sole             4,000,000
SHIRE PLC                     SPONSORED ADR    82481R106      97,306   2,200,000           Sole             2,200,000
SLM CORP                      DBCV 7/2         78442PAC0      10,119  10,000,000           Sole            10,000,000
SONIC AUTOMOTIVE INC          NOTE 4.250%11/3  83545GAK8      21,763  20,000,000           Sole            20,000,000
SPRINT NEXTEL CORP            COM FON          852061100      73,377   3,670,700           Sole             3,670,700
TEVA PHARMACEUTICAL FIN CO B  NOTE 1.750% 2/0  88165FAA0      11,398  12,500,000           Sole            12,500,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5      14,481  14,000,000           Sole            14,000,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6      21,761  21,000,000           Sole            21,000,000
TXU CORP                      COM              873168108       4,401      73,600           Sole                73,600
UNIVISION COMMUNICATIONS INC  CL A             914906102       9,682     289,000           Sole               289,000
VECTOR GROUP LTD              NOTE 6.250% 7/1  92240MAC2       6,428   6,360,000           Sole             6,360,000
VEECO INSTRS INC DEL          NOTE 4.125% 12/2 922417AB6      10,211  10,500,000           Sole            10,500,000
VITESSE SEMICONDUCTOR CORP    SDCV 1.500%10/0  928497AD8       3,460   4,000,000           Sole             4,000,000
VORNADO RLTY L P              DEB 3.875% 4/1   929043AC1      17,699  15,500,000           Sole            15,500,000
WALGREEN CO                   PUT              931422959         953      21,010     PUT   Sole                21,010

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